ClearShares OCIO ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS - 99.1% (a)
	Domestic Equity - 51.1%
12,137	Invesco QQQ Trust Series 1 (b)	$3,562,938
53,499	iShares Cohen & Steers REIT ETF (b)	3,021,623
11,003	iShares Core S&P 500 ETF	4,378,864
5,203	iShares Core S&P Mid-Cap ETF	1,349,346
13,019	iShares Core S&P Small-Cap ETF (b)	1,333,015
79,594	iShares MSCI USA Min Vol Factor ETF	5,622,520
81,687	Schwab 1000 Index ETF (b)	3,143,316
78,796	Schwab U.S. Dividend Equity ETF (b)	5,874,242
102,628	SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,047,245
48,540	SPDR Portfolio S&P 500 Value ETF	1,959,074
3,283	SPDR S&P 500 ETF Trust (b)	1,300,922
12,727	Vanguard Growth ETF (b)	2,951,264
47,603	Vanguard High Dividend Yield ETF	5,087,809
48,551	Vanguard Real Estate ETF (b)	4,161,792
11,282	Vanguard S&P 500 ETF (b)	4,107,889
23,452	Vanguard Total Stock Market ETF	4,679,143
44,792	Vanguard Value ETF (b)	6,253,411
		63,834,413
	Fixed Income - 34.8%
64,745	ClearShares Ultra-Short Maturity ETF (c)	6,485,507
35,402	iShares 20+ Year Treasury Bond ETF (b)	3,600,737
32,367	iShares 3-7 Year Treasury Bond ETF	3,706,022
38,436	iShares 7-10 Year Treasury Bond ETF (b)	3,680,631
1	iShares Core Total USD Bond Market ETF	45
126,544	iShares Floating Rate Bond ETF	6,428,435
27,753	iShares Intermediate Government/Credit Bond ETF (b)	2,838,577
229	iShares Short Treasury Bond ETF	25,243
41,105	JPMorgan Ultra-Short Income ETF	2,067,582
2	Schwab U.S. Aggregate Bond ETF	92
22,236	Schwab U.S. TIPS ETF (b)	1,158,940
45,702	SPDR Bloomberg 1-3 Month T-Bill ETF	4,191,330
37,982	Vanguard Short-Term Bond ETF (b)	2,855,107
24,076	Vanguard Short-Term Corporate Bond ETF	1,812,441
33,128	Vanguard Short-Term Treasury ETF	1,911,154
37,241	Vanguard Total Bond Market ETF	2,683,959
		43,445,802
	Global Equity - 13.2%
59,431	iShares Core MSCI EAFE ETF	3,864,798
44,681	iShares Core MSCI Total International Stock ETF	2,693,371
119,356	Schwab International Equity ETF (b)	4,048,556
95,383	Vanguard FTSE Developed Markets ETF (b)	4,213,067
44,070	Vanguard FTSE Emerging Markets ETF (b)	1,737,239
		16,557,031
	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,365,042)	123,837,246

	SHORT-TERM INVESTMENTS - 0.9%
1,167,380	First American Government Obligations Fund, Class X - 4.37% (d)	1,167,380
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,167,380)	1,167,380

Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.9%
42,309,227	Mount Vernon Liquid Assets Portfolio, LLC - 4.75% (d)(e)	42,309,227
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,309,227)	42,309,227
	TOTAL INVESTMENTS - 133.9% (Cost $156,841,649)	167,313,853
	Liabilities in Excess of Other Assets - (33.9)%	(42,352,385)
	NET ASSETS - 100.0%	$124,961,468

	Percentages are stated as a percent of net assets.

(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	All or a portion of this security is out on loan as of February 28, 2023. Total value of securities on loan is $41,217,016 or 32.98% of net assets.
(c)	Affiliated exchange-traded fund.
(d)	The rate shown is the annualized seven-day yield as of February 28, 2023.
(e)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$123,837,246	$-	$-	$123,837,246
Short-Term Investments	1,167,380	-	-	1,167,380
Investments Purchased with Proceeds From Securities Lending	-	42,309,227	-	42,309,227
Total Investments in Securities	$125,004,626	$42,309,227	$-	$167,313,853
^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended February 28, 2023, there were no transfers into or out of Level 3 for the Fund.

Transactions with Affiliated Securities (Unaudited)
Investments in ClearShares Ultra-Short Maturity ETF
Value at May 31, 2022	$6,259,941
Purchases at Cost	368,136
Proceeds from Sales	(147,180)
Net Realized Gain (Loss)	151
Change in Unrealized Appreciation (Depreciation)	4,459
Value at February 28, 2023	$6,485,507
Shares Held at February 28, 2023	64,745
Dividend Income	$141,597